Commitment and Contingencies (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Unconditional Purchase Obligations	As of September 30, 2024, the Company’s future unconditional purchase obligations are as follows:

(in thousands)
Remainder of 2024	$2,291
2025	2,975
Total	$5,266

As of December 31, 2023, the Company’s future unconditional purchase obligations are as follows:

(in thousands)
2024	$2,597
Total	$2,597